Artisan Value Fund Investment Strategy - Artisan Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range. The team seeks to invest in companies that are undervalued, in solid financial condition and have attractive business economics. The team believes that companies with these characteristics are less likely to experience eroding values over the long term. ■Attractive Valuation—The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range. ■Sound Financial Condition—The team prefers companies with an acceptable level of debt and positive cash flow. At a minimum, the team seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders. ■Attractive Business Economics—The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle. As part of the team’s analysis of a company’s business prospects, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process.The Fund may invest up to 25% of its total assets at market value at the time of purchase in securities of non-US issuers (including depositary receipts). The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund invests in common stocks and other securities of companies across a broad capitalization range. The Fund will invest in US companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a US company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-US companies in which the Fund may invest.